Investments and Long-lived Assets (Details Narrative) $ in Thousands		12 Months Ended
	Nov. 02, 2012 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Asset impairment charges		$ 6,900
Construction in progress, partial completion		$ 3,361	3,520	$ 4,684
Area of greenhouse | ft²		90,000
Area of warehouse and processing facility | ft²		15,000
Accrued interest		$ 1,758
First Greenhouse [Member]
Construction in progress, partial completion			3,315
Greenhouse 1 & 2 [Member]
Additional expenditures required for completion			$ 8,922
Greenhouse 2 [Member]
Area of greenhouse | ft²		90,000
Area of warehouse and processing facility | ft²		15,000
Dionisio Purchase [Member]
Acquisition related costs	$ 1,873
Accrued interest	$ 30